Off Balance sheet commitments and lease contracts - Off balance sheet commitments and contingencies (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Off Balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	$ 37,784	$ 39,544	$ 41,848
Current portion of non-current debt obligations net of hedging instruments	5,027	4,646	4,614
Finance lease obligations	1,878	1,156	319
Asset retirement obligations	14,286	12,240	12,665
Contractual obligations recorded in the balance sheet	58,975	57,586	59,446
Operating lease obligations	9,130	6,441	6,478
Purchase obligations	121,119	86,366	105,208
Contractual obligations not recorded in the balance sheet	130,249	92,807	111,686
Total of contractual obligations	189,224	150,393	171,132
Other commitments given	62,673	43,391	26,365
Mortgages and liens received	84	89	77
Sales obligations	91,695	67,014	82,756
Other commitments received	21,565	7,398	6,799
Total of commitments received	113,344	74,501	89,632
Commitments given relating to joint ventures	42,768	36,847	48,257
Commitments given relating to associates	39,437	20,629	21,959
Non-current finance lease obligations	1,665	1,117	311
Current portion of finance lease obligations	213	39	8
Not later than one year
Off Balance sheet commitments and lease contracts
Current portion of non-current debt obligations net of hedging instruments	5,027	4,646	4,614
Finance lease obligations	213	39	8
Asset retirement obligations	844	485	685
Contractual obligations recorded in the balance sheet	6,084	5,170	5,307
Operating lease obligations	1,644	1,401	1,582
Purchase obligations	9,708	8,605	10,898
Contractual obligations not recorded in the balance sheet	11,352	10,006	12,480
Total of contractual obligations	17,436	15,176	17,787
Other commitments given	8,792	7,505	5,774
Mortgages and liens received	23	23	20
Sales obligations	7,989	6,263	7,331
Other commitments received	15,527	3,549	3,133
Total of commitments received	23,539	9,835	10,484
Commitments given relating to joint ventures	162	160	61
Commitments given relating to associates	773	580	603
Between 1 and 5 years
Off Balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	19,072	19,540	18,449
Finance lease obligations	468	261	103
Asset retirement obligations	3,388	2,165	2,269
Contractual obligations recorded in the balance sheet	22,928	21,966	20,821
Operating lease obligations	3,691	2,886	2,953
Purchase obligations	30,652	23,917	20,570
Contractual obligations not recorded in the balance sheet	34,343	26,803	23,523
Total of contractual obligations	57,271	48,769	44,344
Other commitments given	2,217	11,813	1,595
Mortgages and liens received	33	26	19
Sales obligations	27,709	21,513	21,356
Other commitments received	1,328	1,111	1,124
Total of commitments received	29,070	22,650	22,499
Commitments given relating to joint ventures	4,425	12,225	3,211
Commitments given relating to associates	8,378	5,991	3,265
More than 5 years
Off Balance sheet commitments and lease contracts
Non-current debt obligations net of hedging instruments	18,712	20,004	23,399
Finance lease obligations	1,197	856	208
Asset retirement obligations	10,054	9,590	9,711
Contractual obligations recorded in the balance sheet	29,963	30,450	33,318
Operating lease obligations	3,795	2,154	1,943
Purchase obligations	80,759	53,844	73,740
Contractual obligations not recorded in the balance sheet	84,554	55,998	75,683
Total of contractual obligations	114,517	86,448	109,001
Other commitments given	51,664	24,073	18,996
Mortgages and liens received	28	40	38
Sales obligations	55,997	39,238	54,069
Other commitments received	4,710	2,738	2,542
Total of commitments received	60,735	42,016	56,649
Commitments given relating to joint ventures	38,181	24,462	44,985
Commitments given relating to associates	30,286	14,058	18,091
Guarantees given for excise taxes
Off Balance sheet commitments and lease contracts
Other commitments given	2,043	2,073	1,887
Guarantees given for excise taxes | Not later than one year
Off Balance sheet commitments and lease contracts
Other commitments given	1,904	1,938	1,740
Guarantees given for excise taxes | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	12	29	58
Guarantees given for excise taxes | More than 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	127	106	89
Guarantees given against borrowings
Off Balance sheet commitments and lease contracts
Other commitments given	18,680	16,080	14,666
Guarantees given against borrowings | Yemen LNG Company Limited
Off Balance sheet commitments and lease contracts
Other commitments given	551	551
Guarantees given against borrowings | Ichthys LNG PTY Limited
Off Balance sheet commitments and lease contracts
Other commitments given	9,425	8,500
Guarantees given against borrowings | Yamal LNG
Off Balance sheet commitments and lease contracts
Other commitments given	3,875	4,038
Guarantees given against borrowings | Bayport Polymers LLC
Off Balance sheet commitments and lease contracts
Other commitments given	1,820
Guarantees given against borrowings | Total Refining & Chemicals Saudi Arabia S.A.S.
Off Balance sheet commitments and lease contracts
Other commitments given	1,462	1,462
Guarantees given against borrowings | Not later than one year
Off Balance sheet commitments and lease contracts
Other commitments given	169	411	215
Guarantees given against borrowings | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	68	10,607	664
Guarantees given against borrowings | More than 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	18,443	5,062	13,787
Indemnities related to sales of businesses
Off Balance sheet commitments and lease contracts
Other commitments given	334	341	375
Indemnities related to sales of businesses | Not later than one year
Off Balance sheet commitments and lease contracts
Other commitments given	165	120	158
Indemnities related to sales of businesses | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	10	61	59
Indemnities related to sales of businesses | More than 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	159	160	158
Guarantees of current liabilities
Off Balance sheet commitments and lease contracts
Other commitments given	222	321	391
Guarantees of current liabilities | Not later than one year
Off Balance sheet commitments and lease contracts
Other commitments given	83	91	89
Guarantees of current liabilities | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	74	109	99
Guarantees of current liabilities | More than 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	65	121	203
Guarantees to customers / suppliers
Off Balance sheet commitments and lease contracts
Other commitments given	8,463	4,180	3,997
Guarantees to customers / suppliers | Not later than one year
Off Balance sheet commitments and lease contracts
Other commitments given	1,222	1,100	1,038
Guarantees to customers / suppliers | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	847	268	225
Guarantees to customers / suppliers | More than 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	6,394	2,812	2,734
Letters of credit
Off Balance sheet commitments and lease contracts
Other commitments given	3,515	2,965	1,457
Letters of credit | Not later than one year
Off Balance sheet commitments and lease contracts
Other commitments given	3,164	2,680	1,215
Letters of credit | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	160	102	81
Letters of credit | More than 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	191	183	161
Other operating commitments
Off Balance sheet commitments and lease contracts
Other commitments given	29,416	17,431	3,592
Other operating commitments | Not later than one year
Off Balance sheet commitments and lease contracts
Other commitments given	2,085	1,165	1,319
Other operating commitments | Between 1 and 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	1,046	637	409
Other operating commitments | More than 5 years
Off Balance sheet commitments and lease contracts
Other commitments given	$ 26,285	$ 15,629	$ 1,864